Exhibit 99

TD Auto Finance LLC	Distribution Date: 08-Jul-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	10
Distribution Date	08-Jul-11
Record Date	07-Jul-11

Dates Covered	From and Including	To and Including
Collections Period	01-Jun-11	30-Jun-11
Accrual Period	08-Jun-11	07-Jul-11
30/360 Days	30
Actual/360 Days	30

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	126,176	$1,330,718,491.28
Collections of Installment Principal		45,156,338.90
Collections Attributable to Full Payoffs		27,228,745.49
Principal Amount of Repurchases		7,178.70
Principal Amount of Gross Losses		2,926,141.90

Pool Balance — End of Period(EOP)	122,556	$1,255,400,086.29

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	59.76%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	109.131%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,198,558.89	Trigger	Compliance?

Net Credit Loss Percentage	0.743%	8.00%	Yes
Cumulative Net Credit Losses	$15,608,796.08
Cumulative Recovery Ratio	50.551%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$21,559,271.43	1.717%	1,822
61-90 Days Delinquent	1,970,278.24	0.157%	158
91-120 Days Delinquent	574,015.18	0.046%	39
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	3,499,776.07	0.279%	250

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$6,044,069.49
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.43489%

	Current Month	Prior Month
Weighted Average A.P.R.	7.300%	7.289%
Weighted Average Remaining Term (months)	29.10	29.95
Weighted Average Seasoning (months)	39.53	38.58

TD Auto Finance LLC	Distribution Date: 08-Jul-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$45,156,338.90
Collections Attributable to Full Payoffs	27,228,745.49
Principal Amount of Repurchases	7,178.70
Recoveries on Loss Accounts	1,727,583.01
Collections of Interest	7,982,091.56
Investment Earnings	486.16
Reserve Account Draw	0.00

Total Sources	$82,102,423.82

Cash Uses
Servicer Fee	$1,108,932.08
Backup Servicer Fee	11,089.32
A Note Interest	605,375.76
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	73,902,951.46
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	5,904,721.17

Total Cash Uses	$82,102,423.82

Administrative Payment
Total Principal and Interest Sources	$82,102,423.82
Investment Earnings in Trust Account	(486.16)
Daily Collections Remitted	(82,101,937.66)
Reserve Account Draw	0.00
Servicer Fee	(1,108,932.08)
Distribution to Class E Noteholders	(5,904,721.17)

Payment Due to/(from) Trust Account	$(7,013,653.25)

O/C Release (Prospectus pg S42)
Pool Balance	$1,255,400,086.29

Total Securities	$1,150,358,060.52

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$5,904,721.17

Current Net Credit Loss Percentage	0.743%

If Net Credit Loss Percentage is	Required O/C

<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Jul-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	632,261,011.98	558,358,060.52	775.4973063	73,902,951.46	102.6429881	363,550.08	0.5049307
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,224,261,011.98	$1,150,358,060.52		$73,902,951.46		$1,174,729.79

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 30

05-Jul-11

(248) 427-2557	Date